Provisions	12 Months Ended
Dec. 31, 2017
Provision [Abstract]
Provisions
27.	Provisions

(a)	Provisions as of December 31, 2016 and 2017 are as follows:

	2016		2017
Asset retirement obligations	~~W~~	50,738	45,495
Expected loss related to litigation		34,471	32,650
Unused credit commitments		450,997	168,006
Bonus card points program		25,425	26,434
Financial guarantee contracts issued		79,238	80,861
Others		88,019	75,512

	~~W~~	728,888	428,958

(b)	Changes in provisions for the years ended December 31, 2016 and 2017 were as follows:

	2016
	Asset retirement		Litigation	Unused credit	Card point (*2)	Guarantee	Other	Total
Beginning balance	~~W~~	48,434	25,945	434,941	27,649	81,374	80,445	698,788
Provision		2,714	11,387	15,419	51,745	3,887	25,174	110,326
Provision used		(2,647)	(3,226)	—	(54,300)	—	(17,649)	(77,822)
Foreign exchange translation		—	365	637	—	993	60	2,055
Others(*1)		2,237	—	—	331	(7,016)	(11)	(4,459)

Ending balance	~~W~~	50,738	34,471	450,997	25,425	79,238	88,019	728,888

	2017
	Asset retirement		Litigation	Unused credit	Card point (*2)	Guarantee	Other	Total
Beginning balance	~~W~~	50,738	34,471	450,997	25,425	79,238	88,019	728,888
Provision(reversal)		(4,562)	704	(279,508)	51,294	2,548	11,797	(217,727)
Provision used		(2,695)	(1,908)	—	(50,285)	(132)	(22,637)	(77,657)
Foreign exchange translation		—	(617)	(3,483)	—	(4,458)	(52)	(8,610)
Others(*1)		2,014	—	—	—	3,665	(1,615)	4,064

Ending balance	~~W~~	45,495	32,650	168,006	26,434	80,861	75,512	428,958

(*1)	Others include the effects of decrease in discount and changes in discount rate.
(*2)	Provisions for card point were classified as fees and commission expense.

(c)	Asset retirement obligation liabilities represent the estimated cost to restore the existing leased properties which is discounted to the present value using the appropriate discount rate at the end of the reporting period. Disbursements of such costs are expected to incur at the end of lease contract. Such costs are reasonably estimated using the average lease year and the average restoration expenses. The average lease year is calculated based on the past ten-year historical data of the expired leases. The average restoration expense is calculated based on the actual costs incurred for the past three years using the three-year average inflation rate.

(d)	Allowance for guarantees and acceptances as of December 31, 2016 and 2017 are as follows:

	2016		2017
Guarantees and acceptances outstanding	~~W~~	9,324,734	7,611,211
Contingent guarantees and acceptances		2,997,553	3,259,613
ABS and ABCP purchase commitments		2,060,089	2,035,543
Endorsed bill		32,187	85,456

	~~W~~	14,414,563	12,991,823

Allowance for loss on guarantees and acceptances	~~W~~	79,238	80,861
Ratio	%	0.55	0.62